Annual Total Returns (Vanguard Short-Term Federal Fund - Admiral Shares Participant:) (Vanguard Short-Term Federal Fund, Vanguard Short-Term Federal Fund - Admiral Shares)	18 Months Ended
Jul. 31, 2013
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Annual Total Return
2013	(0.25%)
2012	1.54%
2011	2.86%
2010	3.36%
2009	2.89%
2008	7.15%
2007	7.53%
2006	4.42%
2005	1.89%
2004	1.43%